FINANCIAL DEBT - Nucleo (Details) ₲ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 PYG (₲)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)
Financial Debt
Current financial debt		$ 20,044	$ 1,383
Non-current financial debt		59,268	$ 14,626
Nucleo | Bank loans - principal
Financial Debt
Principal amount | ₲	₲ 348,000
Current financial debt		411
Non-current financial debt		1,793
Nucleo | Principal Nominal Value 40,000
Financial Debt
Principal amount | ₲	₲ 40,000
Amortization term	6 months
Current financial debt		$ 253
Weighted average annual rate	8.75%	8.75%
Nucleo | Principal Nominal Value 308,000
Financial Debt
Principal amount | ₲	₲ 308,000
Amortization term	6 months
Current financial debt		$ 158
Non-current financial debt		$ 1,793
Minimum | Nucleo | Principal Nominal Value 308,000
Financial Debt
Weighted average annual rate	8.20%	8.20%
Maximum | Nucleo | Principal Nominal Value 308,000
Financial Debt
Weighted average annual rate	9.00%	9.00%